Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended	62 Months Ended
	Jun. 30, 2024	May 11, 2015	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	May 16, 2019
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)	535,883		535,883		535,883
Weighted average contractual term of options exercisable	3 years 9 months 21 days
Weighted average exercise price of options exercisble (USD per share)	$ 134.89		$ 134.89		$ 134.89
Restricted stock units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional ordinary shares which have been reserved for issuance (in shares)		2,500,000
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)						250,000
Consultants Restricted Stock Units 2019 | Non-executive directors
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period					12 months
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 1.8	$ 7.5
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 24.3	$ 28.3
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	85,659		85,659		85,659